Risk Management (Details 14) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fixed rates
VaR Internal Model -Trading Portfolio
Risk Factors	R$ 8,956	R$ 20,704
IGP-M (General Index of market pricing) / IPCA (Consumer price index)
VaR Internal Model -Trading Portfolio
Risk Factors	2,751	416
Exchange coupon
VaR Internal Model -Trading Portfolio
Risk Factors	48	64
Foreign Currency
VaR Internal Model -Trading Portfolio
Risk Factors	2,925	224
Sovereign/Eurobonds and Treasuries
VaR Internal Model -Trading Portfolio
Risk Factors	826	3,230
Equities
VaR Internal Model -Trading Portfolio
Risk Factors	289	0
Others
VaR Internal Model -Trading Portfolio
Risk Factors	1	2
Correlation/diversification effect
VaR Internal Model -Trading Portfolio
Risk Factors	(1,379)	(1,892)
VaR at the end of the year
VaR Internal Model -Trading Portfolio
Risk Factors	14,417	22,748
Average VaR in the year
VaR Internal Model -Trading Portfolio
Risk Factors	24,024	19,910
Minimum VaR in the year
VaR Internal Model -Trading Portfolio
Risk Factors	5,499	9,408
Maximum VaR in the year
VaR Internal Model -Trading Portfolio
Risk Factors	R$ 100,640	R$ 36,726